SUBSEQUENT EVENTS (Details) - Subsequent Event - Shenzhen Fantasy Technology Co., Ltd	Jul. 18, 2024 CNY (¥)	Jul. 18, 2024 USD ($)
SUBSEQUENT EVENTS
Amount of loan provided	¥ 5,800	$ 800
Interest rate on loan provided	10.00%	10.00%
Borrowers shares	1.60%
Borrowers shares on non repayment of principal	3.87%	3.87%